Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,074	3,101
Granted (in shares) | shares	730	745
Exercised (in shares) | shares	(631)	(772)
Ending balance (in shares) | shares	3,173	3,074
Exercisable, December 31 (in shares) | shares	1,537	1,670
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 42.36	$ 37.06
Granted (in CAD per share) | $ / shares	61.88	50.58
Exercised (in CAD per share) | $ / shares	28.29	29.01
Ending balance (in CAD per share) | $ / shares	49.65	42.36
Exercisable, December 31 (in CAD per share) | $ / shares	$ 42.87	$ 35.51